Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment,Net
	At December 31,
	2024	2023
Building	$773,179	$752,832
Computers and software	64,368	57,593
Furniture and fittings	51,097	49,562
Machinery and equipment	498,554	459,554
Motor vehicles	464,206	451,989
Office equipment	72,931	69,845
Leasehold improvements	47,446	41,406
Total property and equipment, gross	1,971,781	1,882,781
Less: Accumulated depreciation	(979,058)	(821,156)
Total property and equipment, net	$992,723	$1,061,625

Schedule of Depreciation Property and Equipment	Depreciation included in:
	At December 31,
	2024	2023	2022
Cost of sales	$65,283	$45,831	$41,460
Administrative expenses	80,878	72,502	56,166
	$146,161	$118,333	$97,626